Loans, borrowings, cash and cash equivalents and short-term investments	12 Months Ended
Dec. 31, 2019
Loans, borrowings, cash and cash equivalents and short-term investments
Loans, borrowings, cash and cash equivalents and short-term investments

21.   Loans, borrowings, cash and cash equivalents and short-term investments

a)    Net debt

The Company evaluates the net debt with the objective of ensuring the continuity of its business in the long term.

	December 31, 2019	December 31, 2018
Debt contracts in the international markets	10,494	11,783
Debt contracts in Brazil	2,562	3,683
Total of loans and borrowings	13,056	15,466

(-) Cash and cash equivalents	7,350	5,784
(-) Short-term investments	826	32
Net debt	4,880	9,650

b)    Cash and cash equivalents

Cash and cash equivalents includes cash, immediately redeemable deposits and short-term investments with an insignificant risk of change in value. They are readily convertible to cash, part in R$, indexed to the Brazilian Interbank Interest rate (“DI Rate” or “CDI”) and part denominated in US$, mainly time deposits.

c)    Short-term investments

At December 31, 2019, the balance of US$826 is mainly comprised by investments in Financial Treasury Bills (“LFTs”), which are Brazilian government bonds, issued by the National Treasury. LFTs are floating-rate securities, liquid in the secondary markets and subject to a low risk of changes in value.

d)    Loans and borrowings

As at December 31, 2019 and 2018, loans and borrowings are secured by property, plant and equipment in the amount of US$220 and US$221, respectively.

The securities issued through Vale’s wholly-owned finance subsidiary Vale Overseas Limited are fully and unconditionally guaranteed by Vale.

i)    Total debt

	Current liabilities		Non-current liabilities
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Debt contracts in the international markets
Floating rates in:
US$	113	141	2,802	1,832
EUR	—	—	225	229
Fixed rates in:
US$	147	14	6,080	8,368
EUR	—	—	843	859
Other currencies	14	25	106	127
Accrued charges	160	188	4	—
	434	368	10,060	11,415
Debt contracts in Brazil
Floating rates in:
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	650	435	1,677	2,849
Basket of currencies and US$ indexed to LIBOR	44	101	56	100
Fixed rates in:
R$	43	57	45	91
Accrued charges	43	42	4	8
	780	635	1,782	3,048
Total	1,214	1,003	11,842	14,463

The future flows of debt payments, principal and interest, are as follows:

		Estimated future
	Principal	interest payments (i)
2020	1,012	702
2021	788	641
2022	1,026	608
2023	1,192	568
Between 2024 and 2028	4,483	2,035
2029 onwards	4,344	2,706
Total	12,845	7,260
(i)

Based on interest rate curves and foreign exchange rates applicable as at December 31, 2019 and considering that the payments of principal will be made on their contracted payments dates. The amount includes the estimated interest not yet accrued and the interest already recognized in the financial statements.

At December 31, 2019, the average annual interest rates by currency are as follows:

	Average interest rate (i)	Total debt
Loans and borrowings
US$	5.57%	9,370
R$ (ii)	9.38%	2,461
EUR (iii)	3.77%	1,103
Other currencies	3.58%	122
		13,056

(i)   In order to determine the average interest rate for debt contracts with floating rates, the Company used the rate applicable at December 31, 2019.

(ii)  R$ denominated debt that bears interest at IPCA, CDI, TR or TJLP, plus spread. For a total of US$2,435 the Company entered into derivative transactions to mitigate the exposure to the cash flow variations of the floating rate debt denominated in R$, resulting in an average cost of 3.09% per year in US$.

(iii)  Eurobonds, for which the Company entered into derivatives to mitigate the exposure to the cash flow variations of the debt denominated in EUR, resulting in an average cost of 4.29% per year in US$.

ii) Reconciliation of debt to cash flows arising from financing activities

Loans and borrowings
December 31, 2018	15,466
Additions	3,142
Repayments (i)	(5,417)
Interest paid	(921)
Cash flow from financing activities	(3,196)

Effect of exchange rate	(158)
Interest accretion	944
Non-cash changes	786

December 31, 2019	13,056

(i)   The Company conducted a repurchase of certain guaranteed notes issued by Vale a total of US$2,270. Additionally, the Company paid of US$265 as expenses with cash tender offer repurchased.

iii) Credit and financing lines

The revolving credit facilities available today were provided by a syndicate of several global commercial banks. To mitigate liquidity risk, Vale has two revolving credit facilities, which will mature in 2022 and 2024, in the available amount of US$5,000 to assist the short term liquidity management and to enable more efficiency in cash management, being consistent with the strategic focus on cost of capital reduction. As of December 31, 2019 these lines are undrawn.

On March 24, 2020 (subsequent event), the Company drew down its revolving credit facilities in full. Please see further disclosures on note 34.

Accounting policy

Loans and borrowings are initially measured at fair value, net of transaction costs incurred and are subsequently carried at amortized cost and updated using the effective interest rate method. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the Income statement over the period of the loan, using the effective interest rate method. The fees paid in obtaining the loan are recognized as transaction costs.

Loans and borrowing costs are capitalized as part of property, plants and equipment if those costs are directly related to a qualified asset. The capitalization occurs until the qualified asset is ready for its intended use. The average capitalization rate is 14%. Borrowing costs that are not capitalized are recognized in the income statement in the period in which they are incurred.

Some of the Company’s debt agreements with lenders contain financial covenants. The primary financial covenants in those agreements require maintaining certain ratios, such as debt to EBITDA and interest coverage. The Company has not identified any instances of noncompliance as at December 31, 2019 and 2018.